Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Accounts receivable derived from customer contracts	$ 87,740,515	$ 114,486,024